Share Based Compensation - Share Options (Narratives) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized stock based compensation		$ 34.0
Weighted average vesting period		3 years 4 months 24 days
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (usd per share)	$ 20.04	$ 10.07	$ 8.55	$ 4.04